UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:              |_|; Amendment Number:
This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     Freshford Capital Management, LLC

Address:  800 Westchester Avenue, Suite N-617
          Rye Brook, New York  10573


13F File Number: 028-13772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Doheny
Title:  Managing Member
Phone:  (914) 949-0250


Signature, Place and Date of Signing:

/s/ Michael Doheny            New York, New York                May 16, 2011
----------------------        ------------------             -------------------
     [Signature]                [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total:  $481,993
                                         (thousands)


List of Other Included Managers:

Number       13 F file Number           Name

1.           028-13775                  Freshford Partners, LP


                                                FORM 13F INFORMATION TABLE


COLUMN 1                    COLUMN  2       COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6        COLUMN 7       COLUMN 8

                                                        VALUE       SHRS OR   SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP       (X$1000)    PRN AMT   PRN CALL  DISCRETION      MNGRS    SOLE    SHARED NONE
AMERON INTL INC                   COM       030710107     5,460       78,241  SH        SHARED-DEFINED    1        78,241
AMERON INTL INC                   COM       030710107     2,028       29,054  SH             SOLE       NONE       29,054
ARTIO GLOBAL INVS INC          COM CL A     04315B107     7,564      468,042  SH        SHARED-DEFINED    1       468,042
ARTIO GLOBAL INVS INC          COM CL A     04315B107     2,808      173,789  SH             SOLE       NONE      173,789
BARNES & NOBLE INC                COM        67774109     3,178      345,779  SH        SHARED-DEFINED    1       345,779
BARNES & NOBLE INC                COM        67774109     1,180      128,402  SH             SOLE       NONE      128,402
BJS WHOLESALE CLUB INC            COM       05548J106     7,961      163,078  SH        SHARED-DEFINED    1       163,078
BJS WHOLESALE CLUB INC            COM       05548J106     2,957       60,561  SH             SOLE       NONE       60,561
BLUE COAT SYSTEMS INC           COM NEW     09534T508    10,852      385,356  SH        SHARED-DEFINED    1       385,356
BLUE COAT SYSTEMS INC           COM NEW     09534T508     4,030      143,097  SH             SOLE       NONE      143,097
CARTER INC                        COM       146229109     3,132      109,380  SH        SHARED-DEFINED    1       109,380
CARTER INC                        COM       146229109     1,163       40,620  SH             SOLE       NONE       40,620
CONVERGYS CORP                    COM       212485106    21,985    1,530,978  SH        SHARED-DEFINED    1     1,530,978
CONVERGYS CORP                    COM       212485106     8,163      568,469  SH             SOLE       NONE      568,469
FLOW INTL CORP                    COM       343468104    12,936    2,946,599  SH        SHARED-DEFINED    1     2,946,599
FLOW INTL CORP                    COM       343468104     4,803    1,094,105  SH             SOLE       NONE    1,094,105
GENZYME CORP                      COM       372917104     5,331       70,002  SH        SHARED-DEFINED    1        70,002
GENZYME CORP                      COM       372917104     1,980       25,998  SH             SOLE       NONE       25,998
GENZYME CORP                      COM       372917104     4,768       62,600      CALL  SHARED-DEFINED    1        62,600
GENZYME CORP                      COM       372917104     1,607       21,100      CALL       SOLE       NONE       21,100
GRIFFON CORP                      COM       398433102     3,949      300,728  SH        SHARED-DEFINED    1       300,728
GRIFFON CORP                      COM       398433102     1,466      111,680  SH             SOLE       NONE      111,680
ITT CORP NEW                      COM       450911102     5,692       94,796  SH        SHARED-DEFINED    1        94,796
ITT CORP NEW                      COM       450911102     2,114       35,204  SH             SOLE       NONE       35,204
JACK IN THE BOX INC               COM       466367109    11,235      495,358  SH        SHARED-DEFINED    1       495,358
JACK IN THE BOX INC               COM       466367109     4,172      183,959  SH             SOLE       NONE      183,959
KAMAN CORP                        COM       483548103    12,464      354,099  SH        SHARED-DEFINED    1       354,099
KAMAN CORP                        COM       483548103     4,629      131,500  SH             SOLE       NONE      131,500
LEGG MASON INC                    COM       524901105    12,187      337,684  SH        SHARED-DEFINED    1       337,684
LEGG MASON INC                    COM       524901105     4,526      125,405  SH             SOLE       NONE      125,405
LIBERTY MEDIA CORP NEW      LIB STAR COM A  53071M708     6,252       80,561  SH        SHARED-DEFINED    1        80,561
LIBERTY MEDIA CORP NEW      LIB STAR COM A  53071M708     2,321       29,915  SH             SOLE       NONE       29,915
MACQUARIE INFRASTR CO LLC   MEMBERSHIP INT  55608B105     3,022      126,655  SH        SHARED-DEFINED    1       126,655
MACQUARIE INFRASTR CO LLC   MEMBERSHIP INT  55608B105     1,122       47,040  SH             SOLE       NONE       47,040
MAIDEN HOLDINGS LTD               SHS       G5753U112    13,362    1,783,974  SH        SHARED-DEFINED    1     1,783,974
MAIDEN HOLDINGS LTD               SHS       G5753U112     4,962      662,502  SH             SOLE       NONE      662,502
MDC PARTNERS INC             CL A SUB VTG   552697104    11,022      657,234  SH        SHARED-DEFINED    1       657,234
MDC PARTNERS INC             CL A SUB VTG   552697104     4,093      244,072  SH             SOLE       NONE      244,072
MOVE INC COM                      COM       62458M108    27,371   11,500,628  SH        SHARED-DEFINED    1    11,500,628
MOVE INC COM                      COM       62458M108    10,165    4,270,938  SH             SOLE       NONE    4,270,938
PHI INC                       COM NON VTG   69336T205     2,525      114,168  SH        SHARED-DEFINED    1       114,168
PHI INC                       COM NON VTG   69336T205       938       42,392  SH             SOLE       NONE       42,392
SAPIENT CORP                      COM       803062108    13,049    1,139,628  SH        SHARED-DEFINED    1     1,139,628
SAPIENT CORP                      COM       803062108     4,846      423,218  SH             SOLE       NONE      423,218
SAVVIS INC                      COM NEW     805423308    19,950      537,885  SH        SHARED-DEFINED    1       537,885
SAVVIS INC                      COM NEW     805423308     7,437      200,504  SH             SOLE       NONE      200,504
SAVVIS INC                      COM NEW     805423308     3,264       88,000      CALL  SHARED-DEFINED    1        88,000
SAVVIS INC                      COM NEW     805423308     1,179       31,800      CALL       SOLE       NONE       31,800
SCIENTIFIC GAMES CORP            CL A       80874P109    15,438    1,766,329  SH        SHARED-DEFINED    1     1,766,329
SCIENTIFIC GAMES CORP            CL A       80874P109     6,025      689,395  SH             SOLE       NONE      689,395
SCORPIO TANKERS INC               SHS       Y7542C106     3,429      332,312  SH        SHARED-DEFINED    1       332,312
SCORPIO TANKERS INC               SHS       Y7542C106     1,273      123,391  SH             SOLE       NONE      123,391
SUPERIOR ENERGY SVCS INC          COM       868157108    24,173      589,594  SH        SHARED-DEFINED    1       589,594
SUPERIOR ENERGY SVCS INC          COM       868157108     8,977      218,949  SH             SOLE       NONE      218,949
TEKELEC                           COM       879101103     8,017      987,278  SH        SHARED-DEFINED    1       987,278
TEKELEC                           COM       879101103     2,977      366,638  SH             SOLE       NONE      366,638
VIASAT INC                        COM       92552V100    35,776      897,990  SH        SHARED-DEFINED    1       897,990
VIASAT INC                        COM       92552V100    18,381      461,381  SH             SOLE       NONE      461,381
VITACOST COM INC                  COM       92847A200    10,845    1,902,635  SH        SHARED-DEFINED    1     1,902,635
VITACOST COM INC                  COM       92847A200     3,696      648,365  SH             SOLE       NONE      648,365
WENDYS ARBYS GROUP INC            COM       950587105     8,380    1,666,097  SH        SHARED-DEFINED    1     1,666,097
WENDYS ARBYS GROUP INC            COM       950587105     3,112      618,732  SH             SOLE       NONE      618,732
WET SEAL INC                     CL A       961840105    13,340    3,116,780  SH        SHARED-DEFINED    1     3,116,780
WET SEAL INC                     CL A       961840105     4,954    1,157,458  SH             SOLE       NONE    1,157,458

                                                        481,993




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